Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Predecessor Company [Member]
Summary of Investments in Marketable Securities

The Company invests its excess cash in money market funds and debt instruments of financial institutions, corporations, government sponsored entities and municipalities. The Company had no investments in marketable securities at December 31, 2019, the following tables summarize the Company’s investments in marketable securities at December 31, 2018 (in thousands):

As of December 31, 2018	Maturity (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Corporate debt securities	1 or less	$29,144	$—	$(17)	$29,127

Total		$29,144	$—	$(17)	$29,127